Supplement to the

Fidelity Magellan Fund (FMAGX)

A Class of shares of Fidelity® Magellan® Fund

A Fund of Fidelity Magellan Fund

STATEMENT OF ADDITIONAL INFORMATION

May 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

MAGB-11-01 February 8, 2011
1.717658.113

Supplement to the

Fidelity® Magellan® Fund
Class K (FMGKX)

A Fund of Fidelity Magellan Fund

STATEMENT OF ADDITIONAL INFORMATION

May 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

MAG-KB-11-01 February 8, 2011
1.881207.102